UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number:  028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925


Signature, Place and Date of Signing:

  /s/ Gavin M. Abrams          Bethesda, Maryland          November 14, 2007
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        13

Form 13F Information Table Value Total:   540,233
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number            Name
     ---     --------------------            -----------------------------
      1.       028-11159                       Abrams Bison Partners, L.P.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2 COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8

                               TITLE                 VALUE      SHRS OR   SH/  PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP     (X$1000)    PRN AMT   PRN  CALL    DISCRETION    MANAGERS  SOLE    SHARED   NONE
--------------                --------  ---------   --------   ---------  ---  ----  --------------  --------  ----  ---------  ----
AUTOZONE INC                  COM       053332102    46,084      396,800   SH        SHARED-DEFINED     1              396,800
BED BATH & BEYOND INC         COM       075896100   130,850    3,835,000   SH        SHARED-DEFINED     1            3,835,000
CBS CORP NEW                  CL B      124857202    28,571      907,000   SH        SHARED-DEFINED     1              907,000
FREEPORT-MCMORAN COPPER & GO  COM       35671D857    50,914      485,400   SH        SHARED-DEFINED     1              485,400
HASBRO INC                    COM       418056107    48,952    1,755,800   SH        SHARED-DEFINED     1            1,755,800
HASBRO INC                    COM       418056107    12,058      432,500       CALL  SHARED-DEFINED     1              432,500
HEIDRICK & STRUGGLES INTL IN  COM       422819102    12,659      347,289   SH        SHARED-DEFINED     1              347,289
MICROSOFT CORP                COM       594918104    14,730      500,000   SH        SHARED-DEFINED     1              500,000
NVR INC                       COM       62944T105   100,022      212,700   SH        SHARED-DEFINED     1              212,700
PIONEER NAT RES CO            COM       723787107    37,194      826,900   SH        SHARED-DEFINED     1              826,900
SUNOCO INC                    COM       86764P109    20,540      290,200   SH        SHARED-DEFINED     1              290,200
VALERO ENERGY CORP NEW        COM       91913Y100    11,652      173,450   SH        SHARED-DEFINED     1              173,450
RENAISSANCERE HOLDINGS LTD    COM       G7496G103    26,007      397,600   SH        SHARED-DEFINED     1              397,600





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